Other disclosures - Related party transactions - Material transactions with related parties (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Parent | Novo Holdings A/S
Disclosure of transactions between related parties [line items]
Purchase of Novo Nordisk B shares	kr 6,984	kr 6,695	kr 5,963
Dividend payment to Novo Holdings A/S	7,207	6,144	5,767
Associates | NNIT Group
Disclosure of transactions between related parties [line items]
Services provided by related party	660	593	775
Dividend payment from NNIT	0	(4)	(18)
Related parties | Novozymes Group
Disclosure of transactions between related parties [line items]
Services provided by related party	92	78	72
Services provided by Novo Nordisk	kr (78)	kr (116)	kr (113)